SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED) (Recoverable Reserves) (Details) oz in Millions, number in Millions	Dec. 31, 2015 lb oz
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Copper Reserves In Leach Stockpiles (in pounds)	3,800,000,000
Copper (pounds) [Member] | North America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	33,500,000,000	[1]
Copper (pounds) [Member] | South America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	30,800,000,000	[1]
Copper (pounds) [Member] | Indonesia [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	28,000,000,000	[1],[2]
Copper (pounds) [Member] | Africa [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	7,200,000,000	[1]
Gold (ounces) [Member] | North America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.3
Gold (ounces) [Member] | South America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0
Gold (ounces) [Member] | Indonesia [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	26.8	[2]
Gold (ounces) [Member] | Africa [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0
Molybdenum (pounds) [Member] | North America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,380,000,000
Molybdenum (pounds) [Member] | South America [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	670,000,000
Molybdenum (pounds) [Member] | Indonesia [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[2]
Molybdenum (pounds) [Member] | Africa [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0
Consolidated Basis [Member] | Copper (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	99,500,000,000	[1],[3]
Consolidated Basis [Member] | Gold (ounces) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	27.1	[3]
Consolidated Basis [Member] | Molybdenum (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	3,050,000,000	[3]
Consolidated Basis [Member] | Cobalt (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	870,000,000
Consolidated Basis [Member] | Silver (ounces) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	271.2
Net Equity Interest [Member] | Copper (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	79,300,000,000	[1],[4]
Net Equity Interest [Member] | Gold (ounces) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	24.6	[4]
Net Equity Interest [Member] | Molybdenum (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,730,000,000	[4]
Net Equity Interest [Member] | Cobalt (pounds) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	490,000,000
Net Equity Interest [Member] | Silver (ounces) [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	221.6
Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Estimated Recoverable Proven and Probable Reserves [Line Items]
Estimated Recoverable Proven And Probable Copper Reserves In Leach Stockpiles (in pounds)	1,200,000,000
Estimated Recoverable Proven And Probable Reserves	4,100,000,000	[1],[4]

[1]	Consolidated recoverable copper reserves included 3.8 billion pounds in leach stockpiles (including 1.2 billion pounds at Tenke, which is reported as discontinued operations) and 1.0 billion pounds in mill stockpiles.
[2]	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).
[3]	Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia (refer to Notes 3 and 18 for further discussion of FCX's joint ventures). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.87 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 271.2 million ounces of silver in Indonesia, South America and North America, which were determined using long-term average prices of $10 per pound for cobalt and $15 per ounce for silver.
[4]	Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership (refer to Note 3 for further discussion of FCX's ownership in subsidiaries). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.49 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 221.6 million ounces of silver in Indonesia, South America and North America.